CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2021	$ 0	$ 683,764	$ (384,962)	$ 298,802
Beginning balance (Shares) at Dec. 31, 2021	134,098,120
Reclassification of warrants liability to equity	$ 0	29	0	29
Exercise of shares options	$ 0	608	0	608
Exercise of shares options (Shares)	957,911
Exercise of public warrants	$ 0	1	0	1
Exercise of public warrants (shares)	100
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	1,129,133
Share-based compensation	$ 0	19,449	0	19,449
Net loss	0	0	(126,872)	(126,872)
Ending balance at Dec. 31, 2022	$ 0	703,851	(511,834)	192,017
Ending balance (Shares) at Dec. 31, 2022	136,185,264
Issuance of ordinary shares, net of issuance costs	$ 0	61,400	0	61,400
Issuance of ordinary shares, net of issuance costs (Shares)	26,352,878
Reclassification of warrants liability to equity	$ 0	8	0	8
Exercise of shares options	$ 0	456	0	456
Exercise of shares options (Shares)	631,970
Vesting of RSUs	$ 0	0	0	0
Vesting of RSUs (shares)	2,216,986
Share-based compensation	$ 0	22,862	0	22,862
Net loss	0	0	(123,454)	(123,454)
Ending balance at Dec. 31, 2023	$ 0	788,577	(635,288)	153,289
Ending balance (Shares) at Dec. 31, 2023	165,387,098
Exercise of shares options	$ 0	265	0	$ 265
Exercise of shares options (Shares)	595,395			595,395
Vesting of RSUs	$ 0	0	0	$ 0
Vesting of RSUs (shares)	3,414,537
Share-based compensation	$ 0	20,132	0	20,132
Net loss	0	0	(94,757)	(94,757)
Ending balance at Dec. 31, 2024	$ 0	$ 808,974	$ (730,045)	$ 78,929
Ending balance (Shares) at Dec. 31, 2024	169,397,030